****************************** FORM N-PX REPORT *******************************
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                               FORM N-PX REPORT

                   ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY


                     Investment Company Act file number
                                 811-06153

                            INTEGRITY MANAGED PORTFOLIOS
              (Exact name of registrant as specified in charter)

                             1 North Main Street
                               Minot, ND  58703
                   (Address of principal executive offices)

                Registrant's Telephone Number, Including Area Code:
                               (701) 852-5292

              Brent Wheeler, Mutual Funds Chief Compliance Officer
           Kevin Flagstad, Investment Adviser Chief Compliance Officer
                             Integrity Mutual Funds
                               1 North Main Street
                                Minot, ND  58703
                     (Name and address of agent for service)

                       Date of fiscal year end: July 31

                Date of reporting period: July 1, 2005 - June 30, 2006


ITEM 1. PROXY VOTING RECORD


INTEGRITY MANAGED PORTFOLIOS


========================== KANSAS MUNICIPAL FUND ==========================

The Fund did not hold any voting securities and accordingly did not vote any proxies during the period covered by this report.


===================== KANSAS INSURED INTERMEDIATE FUND ====================

The Fund did not hold any voting securities and accordingly did not vote any proxies during the period covered by this report.


========================== MAINE MUNICIPAL FUND ===========================

The Fund did not hold any voting securities and accordingly did not vote any proxies during the period covered by this report.


========================= NEBRASKA MUNICIPAL FUND =========================

The Fund did not hold any voting securities and accordingly did not vote any proxies during the period covered by this report.


======================= NEW HAMPSHIRE MUNICIPAL FUND ======================

The Fund did not hold any voting securities and accordingly did not vote any proxies during the period covered by this report.


========================= OKLAHOMA MUNICIPAL FUND =========================

The Fund did not hold any voting securities and accordingly did not vote any proxies during the period covered by this report.


========== END NPX REPORT
SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTEGRITY MANAGED PORTFOLIOS
(Registrant)

By:	 /s/ Robert E. Walstad
         Robert E. Walstad
         Chief Executive Officer

Date: 	August 21, 2006